Taxation - Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(9026.84%)	(20.63%)	(20.25%)
Super deduction on technology and content expenses	4487.22%	2.85%	0.68%
Effect of preferential tax rate for high-tech enterprises	1105.04%	(19.55%)	(1.84%)
Effect of different tax rates of a subsidiary operating in other jurisdiction	(2880.81%)	(7.33%)	2.01%
Effect of expired tax loss		(0.01%)
Change in valuation allowance	18154.30%	71.18%	(0.97%)
True up	1004.19%	(22.85%)	(0.29%)
Total	12868.10%	28.66%	4.34%